PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)
1
Voya Mid Cap Research Enhanced
Index Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.4%
Communication Services : 1.6%
5,319
Fox Corp. - Class A
$ 306,374
0.2
20,321  Iridium
Communications, Inc.
641,331
0.4
20,054  New York Times Co.
- Class A
964,397
0.6
3,367
News Corp. - Class A
96,363
0.1
3,605
Omnicom Group, Inc.
298,350
0.2
1,141
(1)
Roku, Inc.
95,285
0.1
5,416
(1)
TripAdvisor, Inc.
80,157
0.0
2,482,257
1.6
Consumer Discretionary : 13.8%
3,044
(1)
Abercrombie & Fitch
Co. - Class A
313,502
0.2
38,479
ADT, Inc.
315,143
0.2
13,497
Aramark
500,064
0.3
2,407
BorgWarner, Inc.
71,656
0.0
1,001
(1)
Burlington Stores, Inc.
249,579
0.1
4,908
(1)
CarMax, Inc.
407,217
0.2
3,594
(1)
Chewy, Inc. - Class A
133,912
0.1
3,175  Columbia Sportswear
Co.
275,717
0.2
6,277
(1)
Crocs, Inc.
625,001
0.4
2,325
(1)
Deckers Outdoor Corp.
324,012
0.2
341  Dick's Sporting Goods,
Inc.
76,759
0.0
359
(2)
Dillard's, Inc. - Class A
139,683
0.1
2,357
(1)
Duolingo, Inc.
735,549
0.5
888
(1)
Expedia Group, Inc.
175,788
0.1
1,575
(1)
Five Below, Inc.
136,852
0.1
22,391
(1)
GameStop Corp.
- Class A
560,671
0.3
18,830
Gap, Inc.
425,746
0.3
32,992
Gentex Corp.
802,365
0.5
753  Graham Holdings Co.
- Class B
740,779
0.5
5,755
(1)
Grand Canyon
Education, Inc.
1,034,864
0.6
14,525
H&R Block, Inc.
791,758
0.5
10,324
Harley-Davidson, Inc.
265,946
0.2
10,393
(1)
Hilton Grand
Vacations, Inc.
445,860
0.3
5,545  Hyatt Hotels Corp.
- Class A
781,568
0.5
6,661
Lear Corp.
626,067
0.4
5,991
(1)
Light & Wonder, Inc.
667,877
0.4
1,382
Lithia Motors, Inc.
476,016
0.3
31,731
Macy's, Inc.
455,340
0.3
11,759
(1)
Mattel, Inc.
250,467
0.1
5,491
Nordstrom, Inc.
133,376
0.1
756
Pool Corp.
262,332
0.2
7,658
PVH Corp.
573,125
0.4
2,268
Ralph Lauren Corp.
614,946
0.4
16,162
(1)
Skechers USA, Inc.
- Class A
985,720
0.6
5,267
Tapestry, Inc.
449,907
0.3
1,659
(1)
Taylor Morrison Home
Corp.
102,261
0.1
5,616
Texas Roadhouse, Inc.
1,033,849
0.6
5,094
Toll Brothers, Inc.
568,694
0.3
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Discretionary: (continued)
3,627
(1)
TopBuild Corp.
$ 1,111,277
0.7
10,894
Travel + Leisure Co.
608,103
0.4
6,544
(1)
Visteon Corp.
567,496
0.3
43,566
Wendy's Co.
675,273
0.4
5,483
Williams-Sonoma, Inc.
1,066,882
0.7
1,432
Wingstop, Inc.
336,205
0.2
1,639  Wyndham Hotels &
Resorts, Inc.
177,553
0.1
1,627
Wynn Resorts Ltd.
145,324
0.1
22,218,081
13.8
Consumer Staples : 5.0%
17,025
(1)
BellRing Brands, Inc.
1,247,592
0.8
774
(1)
BJ's Wholesale Club
Holdings, Inc.
78,375
0.0
872
(1)
Boston Beer Co., Inc.
- Class A
212,567
0.1
206  Casey's General
Stores, Inc.
85,327
0.1
6,493
(1)
Celsius Holdings, Inc.
166,805
0.1
796  Coca-Cola
Consolidated, Inc.
1,128,028
0.7
3,354
(1)
Darling Ingredients,
Inc.
121,046
0.1
1,926
(1)
e.l.f. Beauty, Inc.
135,302
0.1
7,888
Ingredion, Inc.
1,030,252
0.6
2,535  Lancaster Colony
Corp.
484,578
0.3
9,451
(1)
Performance Food
Group Co.
804,658
0.5
695
(1)
Post Holdings, Inc.
78,890
0.1
4,741
(1)
Sprouts Farmers
Market, Inc.
703,564
0.4
25,415
(1)
US Foods Holding
Corp.
1,821,747
1.1
8,098,731
5.0
Energy : 4.8%
25,443
(1)
Antero Resources
Corp.
933,758
0.6
14,848
Baker Hughes Co.
662,072
0.4
10,644
ChampionX Corp.
317,191
0.2
4,540  Chesapeake Energy
Corp.
448,915
0.3
3,481
(1)
CNX Resources Corp.
100,601
0.1
25,914
Coterra Energy, Inc.
699,419
0.4
10,368
Devon Energy Corp.
375,529
0.2
9,037
DT Midstream, Inc.
868,365
0.5
20,064  Matador Resources
Co.
1,050,150
0.7
1,737
ONEOK, Inc.
174,377
0.1
6,824
Ovintiv, Inc.
296,571
0.2
4,839
(2)
PBF Energy, Inc.
- Class A
103,700
0.1
48,307  Permian Resources
Corp.
680,646
0.4
18,121  Range Resources
Corp.
672,652
0.4

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Energy: (continued)
5,441  Weatherford
International PLC
$ 336,852
0.2
7,720,798
4.8
Financials : 17.6%
3,866  Affiliated Managers
Group, Inc.
660,506
0.4
3,425  American Financial
Group, Inc.
432,509
0.3
1,023  Ameriprise Financial,
Inc.
549,658
0.3
19,324  Annaly Capital
Management, Inc.
424,355
0.3
502
Assurant, Inc.
104,361
0.1
5,251  Axis Capital Holdings
Ltd.
508,717
0.3
4,216
(1)
Block, Inc.
275,305
0.2
16,031
Blue Owl Capital, Inc.
345,147
0.2
26,883
Cadence Bank
891,440
0.6
403  Cboe Global Markets,
Inc.
84,952
0.1
1,797  Citizens Financial
Group, Inc.
82,249
0.0
10,330  CNO Financial Group,
Inc.
430,658
0.3
13,461  Commerce
Bancshares, Inc.
875,638
0.5
9,428  East West Bancorp,
Inc.
890,286
0.6
31,077  Equitable Holdings,
Inc.
1,709,856
1.1
3,960  Evercore, Inc. - Class
A
957,528
0.6
1,439  Fidelity National
Financial, Inc.
92,859
0.1
3,030
Fifth Third Bancorp
131,714
0.1
33,192
First Horizon Corp.
714,956
0.4
1,323
Globe Life, Inc.
168,590
0.1
524  Hamilton Lane, Inc.
- Class A
81,912
0.0
17,696  Hancock Whitney
Corp.
1,010,972
0.6
2,406  Hanover Insurance
Group, Inc.
410,295
0.3
4,404  Hartford Financial
Services Group, Inc.
520,905
0.3
7,110  Interactive Brokers
Group, Inc. - Class A
1,453,284
0.9
12,690  International
Bancshares Corp.
850,230
0.5
12,705  Janus Henderson
Group PLC
536,151
0.3
3,314  Jefferies Financial
Group, Inc.
219,387
0.1
6,299
Loews Corp.
545,934
0.3
20,868  MGIC Investment
Corp.
513,561
0.3
511
MSCI, Inc.
301,751
0.2
30,604  Old Republic
International Corp.
1,178,560
0.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
7,928  OneMain Holdings,
Inc.
$ 426,051
0.3
4,469
Popular, Inc.
448,822
0.3
595
Primerica, Inc.
172,550
0.1
11,922  Prosperity Bancshares,
Inc.
915,133
0.6
1,063  Prudential Financial,
Inc.
122,351
0.1
2,280  Reinsurance Group of
America, Inc.
462,133
0.3
14,924
Rithm Capital Corp.
181,327
0.1
2,604
(1)
Robinhood Markets,
Inc. - Class A
130,460
0.1
8,906  Ryan Specialty
Holdings, Inc.
623,331
0.4
29,377
SLM Corp.
886,892
0.5
7,228
SouthState Corp.
728,582
0.4
11,151
Synchrony Financial
676,643
0.4
9,947  Synovus Financial
Corp.
516,050
0.3
4,496
(1)
Toast, Inc. - Class A
173,546
0.1
1,981  Tradeweb Markets,
Inc. - Class A
268,168
0.2
7,953
UMB Financial Corp.
877,454
0.5
20,865
Unum Group
1,716,981
1.1
20,006
Zions Bancorp NA
1,081,124
0.7
28,361,824
17.6
Health Care : 9.3%
7,855
(1)
10X Genomics, Inc.
- Class A
83,970
0.1
336
(1)
Alnylam
Pharmaceuticals, Inc.
82,908
0.1
474  AmerisourceBergen
Corp.
120,178
0.1
4,096
(1)
Avantor, Inc.
68,403
0.0
5,940
(1)
BioMarin
Pharmaceutical, Inc.
422,690
0.3
1,437
Bruker Corp.
67,855
0.0
1,469
Cardinal Health, Inc.
190,206
0.1
7,039
(1)
Centene Corp.
409,388
0.3
13,134
(1)
Doximity, Inc. - Class A
925,947
0.6
27,821
(1)
Exelixis, Inc.
1,076,395
0.7
6,540
(1)
Haemonetics Corp.
428,370
0.3
10,889
(1)
Halozyme
Therapeutics, Inc.
644,084
0.4
4,023
(1)
HealthEquity, Inc.
441,564
0.3
11,131
(1)
Illumina, Inc.
987,765
0.6
5,305
(1)
Incyte Corp.
389,918
0.2
972
(1)
Inspire Medical
Systems, Inc.
180,393
0.1
818
(1)
Insulet Corp.
222,717
0.1
6,163
(1)
Jazz Pharmaceuticals
PLC
884,575
0.5
6,947
(1)
Lantheus Holdings,
Inc.
651,768
0.4
12,712
(1)
LivaNova PLC
529,201
0.3
1,596
(1)
Medpace Holdings,
Inc.
522,403
0.3
1,282
(1)
Molina Healthcare, Inc.
386,036
0.2

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
2,103
(1)
Natera, Inc.
$ 327,206
0.2
9,460
(1)
Neurocrine
Biosciences, Inc.
1,123,091
0.7
13,156
(1)
Option Care Health,
Inc.
440,726
0.3
1,863
(1)
Penumbra, Inc.
531,775
0.3
5,352
(1)
Sarepta Therapeutics,
Inc.
571,326
0.4
6,746
(1)
Tenet Healthcare Corp.
853,976
0.5
3,400
(1)
United Therapeutics
Corp.
1,088,170
0.7
1,232
(1)
Veeva Systems, Inc.
- Class A
276,140
0.2
14,929,144
9.3
Industrials : 20.3%
4,197
Acuity Brands, Inc.
1,247,055
0.8
1,591  Advanced Drainage
Systems, Inc.
177,221
0.1
15,405
AECOM
1,541,270
1.0
1,250  Allison Transmission
Holdings, Inc.
127,187
0.1
55,012
(1)
American Airlines
Group, Inc.
789,422
0.5
2,002
AMETEK, Inc.
378,979
0.2
3,753  Applied Industrial
Technologies, Inc.
940,427
0.6
5,178
(1)(2)
Avis Budget Group,
Inc.
409,114
0.3
782
(1)
CACI International, Inc.
- Class A
261,853
0.2
3,567
Carlisle Cos., Inc.
1,215,491
0.8
388
(1)
Chart Industries, Inc.
73,933
0.0
38,613
(1)
Clarivate PLC
165,650
0.1
1,790
(1)
Clean Harbors, Inc.
382,254
0.2
2,716  Comfort Systems USA,
Inc.
986,804
0.6
23,771
(1)
Core & Main, Inc.
- Class A
1,212,559
0.8
3,545
Curtiss-Wright Corp.
1,140,285
0.7
7,452
Delta Air Lines, Inc.
448,014
0.3
16,156
Donaldson Co., Inc.
1,116,218
0.7
3,378
EMCOR Group, Inc.
1,381,298
0.9
1,268
Equifax, Inc.
310,914
0.2
1,776
Esab Corp.
222,533
0.1
18,183
Flowserve Corp.
1,000,792
0.6
6,737
(1)
Fluor Corp.
256,208
0.2
7,490
Fortive Corp.
595,755
0.4
1,435
(1)
FTI Consulting, Inc.
237,636
0.1
3,730
(1)
Gates Industrial Corp.
PLC
80,717
0.0
22,324
Genpact Ltd.
1,188,083
0.7
959
Graco, Inc.
83,500
0.0
2,279
(1)
GXO Logistics, Inc.
89,838
0.1
1,289
Hexcel Corp.
81,684
0.0
4,797
Ingersoll Rand, Inc.
406,690
0.3
4,595
(1)
Kirby Corp.
478,891
0.3
690
Leidos Holdings, Inc.
89,679
0.1
23,619
(1)
Lyft, Inc. - Class A
315,077
0.2
6,452
(1)
MasTec, Inc.
842,567
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
2,226
(1)
Middleby Corp.
$ 368,203
0.2
3,476
MSA Safety, Inc.
569,021
0.4
964  MSC Industrial Direct
Co., Inc. - Class A
77,467
0.0
3,887
(1)
Nextracker, Inc. - Class
A
171,106
0.1
1,261
Nordson Corp.
265,176
0.2
17,310
nVent Electric PLC
1,044,485
0.6
541  Old Dominion Freight
Line, Inc.
95,486
0.1
9,165
Owens Corning
1,411,777
0.9
851
Pentair PLC
80,164
0.0
1,868
RB Global, Inc.
191,246
0.1
6,057
Regal Rexnord Corp.
783,776
0.5
6,109
Ryder System, Inc.
1,004,747
0.6
1,899
(1)
Saia, Inc.
777,527
0.5
9,134  SS&C Technologies
Holdings, Inc.
813,383
0.5
4,886
Terex Corp.
198,860
0.1
2,399
TransUnion
221,740
0.1
2,854
(1)(2)
U-Haul Holding Co.
197,639
0.1
300
United Rentals, Inc.
192,696
0.1
3,202  Vertiv Holdings Co.
- Class A
304,734
0.2
1,863
Watsco, Inc.
939,567
0.6
4,539  Watts Water
Technologies, Inc.
- Class A
973,979
0.6
5,696  WESCO International,
Inc.
1,027,957
0.6
2,386  Westinghouse Air
Brake Technologies
Corp.
442,269
0.3
2,058
(1)
XPO, Inc.
253,052
0.2
32,681,655
20.3
Information Technology : 10.5%
2,284
(1)
Arrow Electronics, Inc.
246,832
0.2
10,690
Avnet, Inc.
540,273
0.3
6,540
(1)
BILL Holdings, Inc.
361,008
0.2
4,725
(1)
Ciena Corp.
375,968
0.2
5,032
(1)
Cirrus Logic, Inc.
524,385
0.3
5,726
(1)
Coherent Corp.
430,538
0.3
1,101
(1)
CommVault Systems,
Inc.
187,787
0.1
2,722
Concentrix Corp.
122,926
0.1
656
(1)
Datadog, Inc. - Class A
76,457
0.0
11,667
(1)
DocuSign, Inc.
970,344
0.6
25,467
(1)
Dropbox, Inc. - Class A
661,633
0.4
11,894
(1)
DXC Technology Co.
218,493
0.1
16,238
(1)
Dynatrace, Inc.
929,625
0.6
7,671
(1)
Euronet Worldwide,
Inc.
785,971
0.5
2,379
(1)
F5, Inc.
695,691
0.4
3,306
(1)
Fannie Mae
661,365
0.4
24,268
(1)
Flex Ltd.
919,515
0.6
1,359
(1)
Guidewire Software,
Inc.
273,594
0.2
24,173  Hewlett Packard
Enterprise Co.
478,867
0.3

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
1,839  Jack Henry &
Associates, Inc.
$ 319,232
0.2
7,402
(1)
Kyndryl Holdings, Inc.
281,868
0.2
3,848
(1)
Lattice Semiconductor
Corp.
239,884
0.2
2,980
(1)
Manhattan Associates,
Inc.
527,102
0.3
379  Monolithic Power
Systems, Inc.
231,573
0.1
4,194
NetApp, Inc.
418,603
0.3
3,341
(1)
Nutanix, Inc. - Class A
256,889
0.2
2,122
(1)
Onto Innovation, Inc.
309,090
0.2
2,960
(1)
Paylocity Holding
Corp.
604,698
0.4
27,454
(1)
Pure Storage, Inc.
- Class A
1,440,511
0.9
13,344
(1)
Rambus, Inc.
745,796
0.5
5,004
(1)
Samsara, Inc. - Class
A
238,591
0.2
1,082
(1)
Silicon Laboratories,
Inc.
151,805
0.1
3,812  Skyworks Solutions,
Inc.
254,108
0.2
1,137
(1)
Synaptics, Inc.
75,201
0.0
3,914
TD SYNNEX Corp.
538,136
0.3
13,333
(1)
Teradata Corp.
317,859
0.2
2,043
Teradyne, Inc.
224,444
0.1
6,182
(1)
UiPath, Inc. - Class A
76,039
0.0
2,799
(1)
Zoom Video
Communications, Inc.
- Class A
206,286
0.1
16,918,987
10.5
Materials : 5.7%
12,546
Alcoa Corp.
417,155
0.3
7,168
AptarGroup, Inc.
1,051,904
0.6
2,994
(1)
ATI, Inc.
174,131
0.1
6,294  Berry Global Group,
Inc.
454,238
0.3
7,116
Cabot Corp.
611,976
0.4
3,029  Carpenter Technology
Corp.
627,215
0.4
15,055  Commercial Metals
Co.
729,264
0.4
6,275  DuPont de Nemours,
Inc.
513,107
0.3
16,398
Element Solutions, Inc.
428,152
0.3
5,647
Louisiana-Pacific Corp.
562,836
0.3
418  Reliance Steel &
Aluminum Co.
124,213
0.1
7,217
Royal Gold, Inc.
1,060,899
0.7
12,406
RPM International, Inc.
1,536,979
1.0
2,099
Smurfit WestRock PLC
109,295
0.1
13,078
Sonoco Products Co.
625,390
0.4
2,131  United States Steel
Corp.
85,709
0.0
9,112,463
5.7
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Real Estate : 7.5%
22,033  American Homes 4
Rent - Class A
$ 815,441
0.5
42,113  Brixmor Property
Group, Inc.
1,177,479
0.7
1,490
(1)
CBRE Group, Inc.
- Class A
211,491
0.1
30,352  COPT Defense
Properties
820,415
0.5
1,851  Digital Realty Trust,
Inc.
289,348
0.2
2,880  EastGroup Properties,
Inc.
526,608
0.3
14,088
EPR Properties
747,650
0.5
292  Essex Property Trust,
Inc.
90,978
0.1
17,869  First Industrial Realty
Trust, Inc.
1,019,963
0.6
15,614  Gaming and Leisure
Properties, Inc.
783,042
0.5
26,444  Host Hotels & Resorts,
Inc.
426,542
0.3
4,806
(1)
Jones Lang LaSalle,
Inc.
1,306,703
0.8
20,927
(2)
Kilroy Realty Corp.
747,094
0.5
9,557  Lamar Advertising Co.
- Class A
1,187,266
0.7
47,121  Park Hotels & Resorts,
Inc.
578,646
0.4
37,774  Sabra Health Care
REIT, Inc.
627,426
0.4
10,521
STAG Industrial, Inc.
378,546
0.2
9,896
VICI Properties, Inc.
321,521
0.2
12,056,159
7.5
Utilities : 3.3%
11,926
Black Hills Corp.
729,633
0.4
4,329
Edison International
235,671
0.1
15,122
National Fuel Gas Co.
1,137,174
0.7
5,799  New Jersey Resources
Corp.
280,556
0.2
13,020
NorthWestern Corp.
728,208
0.4
20,088
OGE Energy Corp.
929,673
0.6
7,619
ONE Gas, Inc.
572,568
0.4
6,707
PG&E Corp.
109,592
0.1
19,032
UGI Corp.
650,133
0.4
5,373,208
3.3
Total Common Stock
(Cost $131,115,058)
159,953,307
99.4
EXCHANGE-TRADED FUNDS : 0.4%
11,473  iShares Core S&P Mid-
Cap ETF
709,949
0.4
Total Exchange-Traded
Funds
(Cost $719,208)
709,949
0.4
Total Long-Term
Investments
(Cost $131,834,266)
160,663,256
99.8

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.0%
Repurchase Agreements : 0.9%
526,358
(3)
Bank of America
Securities, Inc.,
Repurchase
Agreement dated
02/28/2025, 4.360%,
due 03/03/2025
(Repurchase
Amount $526,547,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.500%, Market
Value plus accrued
interest $536,885, due
05/31/29-11/15/49)
$ 526,358
0.3
1,000,000
(3)
Citadel Securities
LLC, Repurchase
Agreement dated
02/28/2025, 4.440%,
due 03/03/2025
(Repurchase
Amount $1,000,365,
collateralized
by various U.S.
Government
Securities, 0.000%-
4.250%, Market Value
plus accrued interest
$1,020,377, due
05/15/25-05/15/39)
1,000,000
0.6
Total Repurchase
Agreements
(Cost $1,526,358)
1,526,358
0.9
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.1%
86,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.290%
(Cost $86,000) $ 86,000 0.1
Total Short-Term
Investments
(Cost $1,612,358)
1,612,358
1.0
Total Investments in
Securities
(Cost $133,446,624) $ 162,275,614 100.8
Liabilities in Excess
of Other Assets (1,355,003) (0.8)
Net Assets $ 160,920,611 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of February 28, 2025.

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)

Voya Mid Cap Research Enhanced
Index Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Common Stock* $ 159,953,307 $ — $ — $ 159,953,307
Exchange-Traded Funds 709,949 — — 709,949
Short-Term Investments 86,000 1,526,358 — 1,612,358
Total Investments, at fair value $ 160,749,256 $ 1,526,358 $ — $ 162,275,614
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 34,064,550
Gross Unrealized Depreciation (5,235,560)
Net Unrealized Appreciation $ 28,828,990